                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Threadneedle Asset Management Limited
Address: 60 St. Mary Ave.
         London, UK EC3AJQ

Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Long
Title: Head of Investment Information Services
Phone: 44-20-7464-5533

Signature, Place, and Date of Signing:


     /s/ Stephen Long               Swindon, UK             January, 16, 2009
-------------------------   --------------------------   -----------------------
       [Signature]                 [City, State]                  [Date]


Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.